Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories.
Schedule of Inventory

	2022	2021
	US$'000	US$'000
Finished goods	169,956	118,080
Raw materials in progress and industrial supplies	266,348	110,965
Other inventories	44,257	42,815
Advances to suppliers	19,519	17,937
Total	500,080	289,797